FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Settlement assets	$ 110,946	$ 46,840	$ 29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Non-recurring basis | Carrying Amount
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	1,228,980	1,754,709	1,756,278
Non-recurring basis | Fair Value
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	$ 1,235,631	$ 1,769,035	$ 1,799,938